MUTUAL FUND AND VARIABLE INSURANCE TRUST

SUPPLEMENT TO
STATEMENT OF ADDITIONAL INFORMATION

Rational Equity Armor Fund

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

Rational Tactical Return Fund

Class A Shares: HRSAX	Class C Shares: HRSFX	Institutional Shares: HRSTX

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

Rational Strategic Allocation Fund

Class A Shares: HBAFX	Class C Shares: RHSCX	Institutional Shares: RHSIX

Rational/ReSolve Adaptive Asset Allocation Fund

Class A Shares: RDMAX	Class C Shares: RDMCX	Institutional Shares: RDMIX

Rational/Pier 88 Convertible Securities Fund

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

Rational Special Situations Income Fund

Class A Shares: RFXAX	Class C Shares: RFXCX	Institutional Shares: RFXIX

June 21, 2021

The information in this Supplement amends certain information contained in the Funds’ Statement of Additional Information dated May 1, 2021 (the “SAI”).

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The following paragraphs under the section of the SAI entitled “Other Investment Policies” are hereby deleted in their entirety:

1.	With respect to each Fund:

In applying the concentration restriction: (a) the Advisor [Rational Advisors, Inc.] uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; and (b) asset-backed securities will be classified according to the underlying assets securing such securities. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

2.	With respect solely to Rational Equity Armor Fund and Rational Dynamic Brands Fund, neither Fund may:

Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

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